FormulaFolios Hedged Growth ETF

FFHG

SUMMARY PROSPECTUS

September 28, 2020

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. The Fund’s prospectus and Statement of Additional Information, both dated September 28, 2020, are incorporated by reference into this Summary Prospectus. You can obtain these documents and other information about the Fund online at formulafoliofunds.com/hedged-growth-etf. You can also obtain these documents at no cost by calling 888-562-8880 or by sending an email request to orderformulafoliosetfs@ultimusfundsolutions.com. Shares of the Fund are listed and traded on Cboe BZX Exchange, Inc. (the “Exchange”).

Investment Objective: The Fund seeks to provide capital growth.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors purchasing or selling shares of the Fund in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. These costs are not included in the expense example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.24%
Interest Expense(1)	0.01%
Acquired Fund Fees and Expenses(2)	0.21%
Total Annual Fund Operating Expenses	1.26%
Fee Waiver and/or Expense Reimbursement(1)	(0.09%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.17%
(1)	The Fund’s adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least September 30, 2021, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 0.95% of the Fund’s net assets. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years (within the three years from the date the fees have been waived or reimbursed), if such recoupment can be achieved within the lesser of the foregoing expense limits or those in place at the time of recapture. This agreement may be terminated only by the Trust’s Board of Trustees on 60 days’ written notice to the Fund’s adviser.
(2)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$119	$391	$683	$1,515

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended May 31, 2020, the Fund’s portfolio turnover rate was 398% of the average value of its portfolio.

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Principal Investment Strategies: The Fund is an actively managed exchange traded fund (“ETF”) that is a fund of funds. As an actively managed fund, the Fund will not seek to replicate the performance of an index. The Fund seeks to achieve its investment objective by investing primarily in domestic equity securities of any market capitalization and US Treasuries through other unaffiliated ETFs (including leveraged ETFs and inverse ETFs). The adviser allocates the Fund’s assets equally between two proprietary investment models.

The adviser’s first investment model identifies trends in the equity markets. If the model indicates that the Fund should be in the market because the market is doing well as measured by a blend of various technical momentum indicators, the model suggests investments in leveraged ETFs. Leveraged ETFs are ETFs that use financial derivatives and debt to amplify the returns of an underlying index. If the model indicates that the Fund should not be in the market because the market is doing poorly as measured by a blend of various technical momentum indicators, the model suggests hedging risk by investing in US Treasuries, US short-term bonds and/or inverse equity index ETFs. Inverse ETFs are ETFs constructed by using various derivatives for the purpose of profiting from a decline in the value of an underlying benchmark such as an equity index. The Fund does not invest more than 15% of its assets in leveraged and inverse ETFs. The technical momentum indicators used to determine if the market is doing well or poorly include moving average crossovers (bearish when the shorter-term averages cross below the longer-term averages), oscillators (bearish when the current prices are closer to more recent low prices rather than more recent high prices), and price acceleration measurements (bearish when trading volume increases as prices are moving down, indicating faster downward price pressure).

The adviser’s second investment model uses two sub-strategies. The adviser allocates the Fund’s assets that are allocated to this investment model equally between the two sub-strategies. The first sub-strategy identifies trends in the equity markets and suggests investments in a diversified mix of US equity ETFs if the market is doing well and suggests investments in US Treasury ETFs, to help hedge against market risk if the market is doing poorly. If the model indicates that the Fund should be in the market because the market is doing well, the second sub-strategy analyzes the nine sectors of the S&P 500 to determine the sectors with the greatest momentum and lowest volatility. The Fund then invests in the single sector that the model indicates has the highest risk-adjusted returns (lowest volatility and the greatest momentum). If the model indicates that the Fund should not be in the market because the market is doing poorly, the Fund hedges risk by investing in US Treasuries, short-term US government bonds and inverse equity ETFs.

Principal Investment Risks: As with all funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value (“NAV”) and performance.

The following describes the risks the Fund bears directly or indirectly through investments in Underlying Funds and US Treasuries. As with any fund, there is no guarantee that the Fund will achieve its goal.

Risk	Direct Risk of the Fund	Indirect Risk of the Fund
Credit		X
Equity Securities		X
ETF Investments	X
ETF Structure	X	X
Fluctuation of NAV	X	X
Foreign Securities		X
Growth Stock		X
Income		X
Interest Rate	X	X
Inverse ETF	X
Leveraged ETF	X
Management	X	X
Market	X	X
Portfolio Turnover	X	X
Sector	X	X
Securities Market	X	X
Small and Medium Capitalization Stock		X
US Treasury Obligations	X	X

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Credit Risk. Credit risk is the risk that the issuer of a security and other instrument will not be able to make principal and interest payments when due. Credit risk may be substantial for the Fund.

Equity Securities Risk. Fluctuations in the value of equity securities held by the Fund will cause the NAV of the Fund to fluctuate.

•	Common Stock Risk. Common stock of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments. Common stock will be subject to greater dividend risk than preferred stocks or debt instruments of the same issuer. In addition, common stocks have experienced significantly more volatility in returns than other asset classes.
•	Preferred Stock Risk. Generally, preferred stockholders (such as the Fund) have no voting rights with respect to the issuing company unless certain events occur. In addition, preferred stock will be subject to greater credit risk than debt instruments of an issuer, and could be subject to interest rate risk like fixed income securities, as described below. An issuer’s board of directors is generally not under any obligation to pay a dividend (even if dividends have accrued), and may suspend payment of dividends on preferred stock at any time. There is also a risk that the issuer of any of the Fund’s holdings will default and fail to make scheduled dividend payments on the preferred stock held by the Fund.

ETF Investment Risk. Other investment companies, such as ETFs (“Underlying Funds”), in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and may be higher than other funds that invest directly in stocks and bonds. Each of the Underlying Funds is subject to its own specific risks, but the adviser expects the principal investments risks of such Underlying Funds will be similar to the risks of investing in the Fund.

ETF Structure Risk. The Fund and each Underlying Fund is structured as an ETF and as a result is subject to the special risks, including:

•	Not Individually Redeemable. An ETF’s shares (“Shares”) are not individually redeemable to retail investors and may be redeemed by the ETF only to Authorized Participants at NAV in large blocks known as “Creation Units.” An Authorized Participant may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.
•	Trading Issues. An active trading market for the Shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Shares.
•	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.
o	In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Shares and an ETF’s NAV.
o	To the extent Authorized Participants exit the business or are unable to process creations or redemptions and no other Authorized Participant can step in to do so, there may be a significantly reduced trading market in the Shares, which can lead to differences between the market value of Shares and an ETF’s NAV.
o	The market price for the Shares may deviate from an ETF’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Shares than an ETF’s NAV, which is reflected in the bid and ask price for Shares or in the closing price.
o	When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Shares is open, there may be changes from the last quote of the closed market and the quote from an ETF’s domestic trading day, which could lead to differences between the market value of the Shares and an ETF’s NAV.
o	In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of an ETF’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and the ETF’s NAV.
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Fluctuation of NAV Risk. The NAV of the Shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on the Exchange. The adviser cannot predict whether the Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the Shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time. In addition, unlike conventional ETFs, the Fund is not an index fund. The Fund is actively managed and does not seek to replicate the performance of a specified index. Index based ETFs have generally traded at prices which closely correspond to NAV per share. Actively managed ETFs have a limited trading history and, therefore, there can be no assurance as to whether and/or the extent to which the Shares will trade at premiums or discounts to NAV.

Foreign Securities Risk. Since the Fund’s investments may include ETFs with foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies. The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar.

Growth Stock Risk. Growth stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. The stocks of such companies can therefore be subject to more abrupt or erratic market movements than stocks of larger, more established companies or the stock market in general.

Income Risk. The Fund’s income may decline when yields fall. This decline can occur because the Fund or the Underlying Fund may subsequently invest in lower-yielding bonds as bonds in its portfolio mature, are near maturity or are called, bonds in the Underlying Fund’s index are substituted, or the Fund or the Underlying Fund otherwise needs to purchase additional bonds.

Interest Rate Risk. An increase in interest rates may cause the value of securities held by the Fund or the Underlying Fund to decline, may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments. The historically low interest rate environment, together with recent modest rate increases, heightens the risks associated with rising interest rates. The Fund will take positions in ETFs that invest in US Treasuries and other futures and interest rate swaps. As a result, when interest rates decline, the Fund will underperform funds with long-only investments in the same investment grade bonds as the Fund. There is no guarantee that the Fund or Underlying Fund will have positive performance even in environments of sharply rising interest rates. There is no guarantee that the Fund or Underlying Fund will be able to successfully mitigate interest rate risk.

Inverse ETF Risk. Investments in inverse ETFs will prevent the Fund from participating in market-wide or sector-wide gains and may not prove to be an effective hedge. The use of leverage by the inverse ETFs, such as short selling or the use of options, will cause the Fund to incur additional expenses and magnify the Fund’s gains or losses. Many inverse ETFs utilize daily futures contracts to produce their returns, and this frequent trading often increases fund expenses. Investments in inverse ETFs are speculative and are not meant to be long-term investments. During periods of increased volatility, inverse ETFs may not perform in the manner they are designed.

Leveraged ETF Risk. Investing in leveraged ETFs will amplify the Fund’s gains and losses. Most leveraged ETFs “reset” daily because leveraged ETF typically use daily futures contracts to magnify the exposure to a particular index. It does not amplify the annual returns of an index; instead, it follows the daily changes. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time.

Management Risk. The adviser may be incorrect in its assessment of the intrinsic value of the securities the Fund holds which may result in a decline in the value of Shares and failure to achieve its investment objective. The Fund’s portfolio managers use qualitative analyses and/or models. Any imperfections or limitations in such analyses and models could affect the ability of the portfolio managers to implement strategies.

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Market Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on the U.S. financial market. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on the U.S. financial market. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

Portfolio Turnover Risk. The Fund often buys and sells investments frequently. Such a strategy often involves higher transaction costs, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund. Shareholders may pay tax on such capital gains.

Sector Concentration Risk. The Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s NAV to fluctuate more than that of a fund that does not focus in a particular sector.

•	Financial Sector Risk. Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Certain events in the financial sector may cause an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses. Securities of financial services companies may experience a dramatic decline in value when such companies experience substantial declines in the valuations of their assets, take action to raise capital (such as the issuance of debt or equity securities), or cease operations. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. Insurance companies may be subject to severe price competition. Adverse economic, business or political developments could adversely affect financial institutions engaged in mortgage finance or other lending or investing activities directly or indirectly connected to the value of real estate.

Securities Market Risk. The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously.

Small and Medium Capitalization Stock Risk. The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

US Treasury Obligations Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Changes to the financial condition or credit rating of the U.S. government may cause the value of U.S. Treasury obligations to decline.

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Performance: The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s one-year and since inception performance compared with those of a broad measure of market performance. The bar chart shows performance of the Fund’s shares for each calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by visiting www.formulafoliosfunds.com/hedged-growth-etf or by calling 888-562-8880.

Performance Bar Chart For Calendar Year Ended December 31

Best Quarter:	4th Quarter 2019	10.55%
Worst Quarter:	4th Quarter 2018	(10.49%)

The Fund’s year-to-date return as of the most recent fiscal quarter, which ended June 30, 2020 was (17.97%).

Performance Table

Average Annual Total Returns

(For periods ended December 31, 2019)

	One Year	Since Inception (6/6/17)
Return before taxes	10.58%	6.73%
Return after taxes on distributions	10.28%	6.27%
Return after taxes on distributions and sale of Fund shares	6.46%	5.08%
Index – Barclay Hedge Equity Long/Short Index	3.05%	7.77%

Investment Adviser: FormulaFolio Investments, LLC (the “Adviser”).

Portfolio Managers: Jason Wenk, Founder, Director of Product Development and Strategy Consultant of the Adviser has served as the Fund’s portfolio manager since it commenced operations in 2017. Mark DiOrio, has been Chief Investment Officer since 2015 and led the Investment Committee of the investment adviser, Brookstone Capital Management, LLC. Following the merger of Brookstone Capital Management, LLC and FormulaFolio Investments, LLC, Mark DiOrio serves as Chief Investment Officer and has served as the Fund’s portfolio manager since September 2020.

Purchase and Sale of Fund Shares: The Fund will issue and redeem Shares at NAV only in large blocks of 50,000 shares (each block of shares is called a “Creation Unit”) to Authorized Participants that have entered into agreements with the Fund’s distributor. Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual Shares of the Fund may only be purchased and sold in secondary market transactions through a broker dealer. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Shares of the Fund are listed for trading on the Exchange and trade at market prices rather than NAV. Shares of the Fund may trade at a price that is greater than, at, or less than NAV.

Tax Information: The Fund’s distributions generally will be taxable as ordinary income or long-term capital gains. A sale of shares may result in capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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